OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Operating Lease Liabilities And Right Of Use Assets
Weighted average discount rate	4.75%		4.75%
Operating lease payments	$ 45,511	$ 9,337
Operating lease expense	$ 232,535	$ 132,362
Weighted average remaining term	25 months		31 months